Consolidated Statements of Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest income
Loans, including fees	$ 21,971,000	$ 15,978,000	$ 42,757,000	$ 30,851,000
Securities:
Taxable	5,471,000	5,378,000	10,819,000	10,291,000
Tax exempt	1,410,000	1,389,000	2,822,000	2,824,000
Other	1,092,000	571,000	1,978,000	748,000
Total interest income	29,944,000	23,316,000	58,376,000	44,714,000
Interest expense
Deposits	8,325,000	5,056,000	17,102,000	8,332,000
Advances from Federal Home Loan Bank	463,000	621,000	904,000	1,226,000
Other	2,785,000	1,548,000	5,525,000	2,053,000
Total interest expense	11,573,000	7,225,000	23,531,000	11,611,000
Net interest income	18,371,000	16,091,000	34,845,000	33,103,000
Provision for (reversal of) credit losses on loans	272,000	(415,000)	675,000	(106,000)
Provision for (reversal of) credit losses on unfunded commitments	(272,000)	165,000	(675,000)	(119,000)
Net Provision for (reversal of) credit losses expense	0	(250,000)	0	(225,000)
Net interest income after provision	18,371,000	16,341,000	34,845,000	33,328,000
Noninterest income
Customer service charges	2,662,000	2,271,000	5,067,000	4,538,000
Insurance and investment commissions	190,000	172,000	388,000	368,000
Gains on sales of loans	525,000	540,000	979,000	943,000
Net gains (losses) on sales of securities	0	0	0	0
Net gains on sales and write downs of other assets	11,000	133,000	12,000	136,000
Earnings on life insurance policies	305,000	269,000	800,000	532,000
Trust income	220,000	196,000	433,000	380,000
Change in market value of equity securities	(71,000)	(385,000)	(36,000)	(322,000)
Other	241,000	289,000	491,000	581,000
Total noninterest income	4,083,000	3,485,000	8,134,000	7,156,000
Noninterest expense
Salaries and benefits	8,264,000	7,837,000	16,095,000	15,920,000
Occupancy and equipment	1,477,000	1,507,000	2,939,000	3,150,000
Data processing	1,780,000	1,681,000	3,450,000	3,363,000
Professional fees	593,000	619,000	1,208,000	1,240,000
Supplies and postage	168,000	197,000	346,000	388,000
Advertising and promotional	199,000	155,000	349,000	304,000
Intangible amortization	203,000	253,000	406,000	505,000
FDIC insurance	390,000	220,000	765,000	520,000
Other	1,204,000	1,104,000	2,404,000	2,178,000
Total noninterest expense	14,278,000	13,573,000	27,962,000	27,568,000
Income before income tax	8,176,000	6,253,000	15,017,000	12,916,000
Income tax expense	1,590,000	1,040,000	2,797,000	2,070,000
Net income	$ 6,586,000	$ 5,213,000	$ 12,220,000	$ 10,846,000
Basic earnings per share (Note 4) (in dollars per share)	$ 0.87	$ 0.69	$ 1.62	$ 1.44
Diluted earnings per share (Note 4) (in dollars per share)	0.87	0.69	1.61	1.44
Dividends declared per share (in dollars per share)	$ 0.27	$ 0.26	$ 0.54	$ 0.52